SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Subsequent to June 30, 2023, a note receivable with an original maturity date of October 21, 2022 was amended to September 30th, 2023. The parties mutually agreed to extend the arrangement whereby a partial repayment of US$5,000 was to be paid August 30th, 2023 and US$82,500 the remaining balance was to be paid on maturity.